EQUITY (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Warrants [Member]
Stock option activity
	Number of Shares	Weighted-Average Remaining Life (in years)	Weighted Average Exercise Price

Outstanding at January 1, 2013	-	-	-
Granted Options(1)	850,000	5.00	0.76
Exercised	-	-	-
Cancelled/Expired	-	-	-
Outstanding at December 31, 2013	850,000	-	-

Vested and Exercisable at December 31, 2013	350,000	-	$0.70

	Number of Shares	Weighted-Average Remaining Life (in years)	Weighted Average Exercise Price
Outstanding at January 1, 2013	-	-	-
Granted Warrants (1)	196,618	3.00	$1.01
Exercised	-	-	-
Cancelled/Expired	-	-	-
Outstanding at December 31, 2013	196,618	-	-

Vested and Exercisable at December 31, 2013	196,618	-	$1.01

Estimate the fair values of the stock options
	Twelve Months Ended December 31, 2013	Year Ended December 31, 2012
Risk-free interest rate(1)	1.14	-
Expected life (in years)(2)	3.625	-
Expected volatility(3)	225.02	-
Dividend yield	-	-
Weighted-average estimated fair value of options granted during the period	0.795	-